Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net profit for the year	$ (233,938)	$ 471,481	$ 176,029	$ 1,150,574
Currency translation differences	239,626	(110,859)	5,345	211,069
Total comprehensive income for the year	5,688	360,622	181,374	1,361,643
Attributable to:
Equity holders of the Company	5,635	357,256	178,266	1,351,557
Non-controlling interests	53	3,366	3,108	10,086
Comprehensive income	$ 5,688	$ 360,622	$ 181,374	$ 1,361,643